Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Stockholders' Equity (Deficit)

NOTE 5. STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

As of December 31, 2016, the Company had authorized 38,500,000 shares of common stock, $0.001 par value per share. In 2016, the Company issued an aggregate of 213,940 shares of restricted common stock to employees under the 2014 Stock Option/Stock Issuance Plan (the Plan). In 2015, the Company issued an aggregate of 108,345 shares of restricted common stock to employees under the Plan.

Reverse Split

In April 2017, the Company’s Board of Directors and stockholders approved a 0.6-for-1.0 reverse split of the Company’s common stock, which was effected on April 20, 2017 (the “Reverse Split”). In connection with the reverse split, each share of the Company’s issued and outstanding common stock was converted and combined into 0.6 shares of common stock. No fractional shares were issued in connection with the reverse split, and any fractional shares resulting from the Reverse Split will be cashed out. The Company has reflected the effect of the Reverse Split in these financial statements as if it had occurred at the beginning of the earliest period presented. As a result of the Reverse Split, the conversion price of each series of preferred stock was proportionally increased.

In May 2017, the Board of Directors and the Company’s stockholders approved the increase in the Company’s authorized common stock to 75,000,000 shares from 38,500,000 shares (par value $0.001 per share), effective following the closing of the IPO and the filing of the Company’s amended and restated certificate of incorporation.

During the nine months ended September 30, 2017, the Company issued 12,335,519 shares of common, net of 22,018 shares of restricted common stock forfeited by employees and 7,500 shares of common stock it repurchased, as follows:

(a)	120,000 shares to the Bridge Loan Lenders upon execution of the Note Purchase Agreement in March 2017,

(b)	90,000 shares in connection with the $2,000 Bridge Loan borrowings in March and April 2017,

(c)	2,500,000 shares for the IPO,

(d)	2,309,135 shares for the conversion of the Series B preferred stock upon public offering,

(e)	2,922,798 shares for the conversion of the Series A preferred stock upon public offering,

(f)	2,150,335 shares for the exercise of the Primary Warrant upon public offering,

(g)	1,523,746 shares for the conversion of the Acacia Note and accrued interest upon the IPO,

(h)	590,717 shares for the conversion of the Bridge Loan and accrued interest upon the IPO, and

(i)	90,000 shares in connection with the $4,000 Bridge Loan borrowing in May 2017.

Also, the Company issued under its 2014 Plan and 2017 Stock Incentive Plan (the “2017 Plan”) 9,600 shares of restricted common stock to employees, 42,833 shares of restricted common stock to consultants for payment of services rendered, 12,592 shares of common stock to the Company’s CEO as compensation for the second and third quarters of 2017 (see Note 7) and 3,281 shares upon the exercise of stock options.

Common Stock Warrants

Upon signing of the Investment Agreement and in conjunction with the Company’s First Loan with Acacia, the Company issued to Acacia a four-year warrant to purchase a number of shares of its common stock determined by dividing $700 by an exercise price per share ranging from $8.0833 to $13.7323, with the actual exercise price to be determined by the type and/or valuation of its future equity financings. In conjunction with the Second Loan in November 2016, the Company issued to Acacia two additional four-year warrants, each to purchase a number of shares of the Company’s common stock determined by dividing $700 by an exercise price per share ranging from $8.0833 to $13.7323, with the actual exercise price to be determined by the type and/or valuation of its future equity financings. In March 2017, in connection with the amendment of the Primary Warrant, each of these warrants was amended to provide that the exercise prices thereof shall be equal to the lower of $13.6088 or the initial public offering price per share. As a result, upon completion of the IPO on May 17, 2017, each of these three warrants became exercisable to purchase up to 51,437 shares of common stock, or an aggregate of 154,311 shares of common stock, at an exercise price per share of $13.6088. In addition, upon the automatic exercise in full of the Primary Warrant, the Company issued to Acacia the 10% Warrant, which is a five-year warrant, to purchase 809,400 shares of the Company’s common stock at an exercise price of $13.6088 per share. Fifty percent of the shares under the 10% Warrant vested upon its issuance and the remaining fifty percent will vest in May 2018. The Company had also issued to the Bridge Loan Lenders in connection with the Bridge Loan warrants to purchase an aggregate of 313,440 shares of the Company’s common stock. Such warrants have a term of ten years following the individual issuance dates and have an exercise price per share equal to $13.6088. In June 2016, the Company issued to Westwood One, Inc. a ten-year warrant to purchase 247,422 shares of its common stock at an exercise price $8.0833 per share as the Company’s exclusive third party affiliate sales representative to market its Platform license agreements to individual radio stations or audio platforms in the United States. As of September 30, 2017, the Company had a total of 1,524,573 of warrants issued and outstanding.

Dispute Settlement

On December 23, 2016, the Company entered into a settlement agreement and release relating to certain claims by a former employee, pursuant to which the Company paid to the former employee a lump sum cash payment of $350 on January 4, 2017, which included a payment to the former employee to repurchase 7,500 shares of the Company’s common stock in the amount of $56, representing the fair value of such stock at that time. In addition, pursuant to the settlement agreement, Chad Steelberg, the Company’s Chairman of the Board and Chief Executive Officer, purchased all of the former employee’s membership interests in VIF I, LLC, a minority stockholder in the Company.

Share Issuance to Existing Stockholders

In April 2016, the Company issued 961,835 shares of the Company’s common stock valued at $1.50 per share to an entity beneficially owned by the Company’s Chief Executive Officer and President, who are also directors and indirect stockholders of the Company (the Founders). The shares were issued to the Founders in consideration for services rendered to the Company in the first four months of 2016, and the Company recorded stock-based compensation expense of $1,443 in the year ended December 31, 2016. In April 2016, the Company entered into an agreement with a stockholder who initially dissented to the issuance of shares to the Company’s Founders. Pursuant to the agreement, the Company agreed to issue to such stockholder an aggregate of 106,420 shares of the Company’s common stock and paid to such stockholder an amount equal to an aggregate of $287, representing (i) the estimated taxes for the shares to be issued to such stockholder and (ii) the reimbursement of certain legal fees. In addition, the Company has agreed to indemnify such stockholder for any losses, damages and costs associated with certain matters related to the bankruptcy of the Company that owned ROIM, and for any additional taxes that may be incurred by such stockholder in connection with the issuance to such stockholder of the foregoing 106,420 shares of common stock. In connection with the issuance of these shares, the Company recorded an expense of $159, which is included in general and administrative expense for the year ended December 31, 2016.

Common Stock Buy-Back

On April 22, 2015, the Company entered into an asset purchase agreement pursuant to which the Company purchased 511,218 shares of the Company’s common stock for a total purchase price of $1. The Company subsequently retired all such shares. On July 21, 2015, the Company entered into an asset purchase agreement, pursuant to which the Company purchased 14,373 shares of the Company’s common stock for a total purchase price of less than $1. The Company subsequently retired all such shares.

Westwood One Warrants

On June 14, 2016, the Company entered into an agreement with Westwood One, Inc. (WWO) wherein the Company appointed WWO as its exclusive third party affiliate sales representative to market its Platform license agreements to individual radio stations or audio platforms in the United States. The agreement has an initial term of two years with automatic one year renewal provisions unless either party elects not to renew the agreement. Under the terms of the agreement, the Company will compensate WWO for securing such Platform license agreements through (a) referral fees that range from 10% to 15% of the annual value of the Platform licenses agreements that WWO secures on the Company’s behalf, and (b) the issuance of a warrant to purchase shares of the Company common stock. The ten-year warrant provides for the issuance of up to 247,422 shares of the Company common stock at an exercise price equal to the lesser of (a) $8.0833 per share and (b) the per share price of the Company’s Series C preferred stock financing , if applicable. 50% of the shares subject to the warrant shall vest and become exercisable once WWO has secured Platform licenses that cover at least 350 concurrent stations and the remaining 50% vest and become exercisable once WWO has secured Platform licenses that cover a total of at least 700 concurrent stations. The warrant also provides for certain acceleration of vesting in the event that the Company experiences a change of control. As of December 31, 2016, satisfaction of the performance condition to vesting was deemed not probable, and as such no expense has been recognized. The agreement can be terminated by the Company after the first anniversary, upon 120 days’ notice, subject to the terms of the agreement. In the event the agreement is terminated, any unvested shares shall be forfeited.

Stock-Based Compensation

In 2014, the Company’s Board of Directors and its stockholders adopted the Plan, which was amended in March 2015. The Plan is administered by the compensation committee of the Board of Directors, which determines the recipients and the terms of the awards granted. The Plan provides that awards granted may be options, restricted stock or restricted stock units (collectively the Awards). Stock option awards may be either incentive stock options or non-qualified options. The Awards may be granted to eligible employees, directors and consultants. As of December 31, 2016, an aggregate of up to 3,550,584 shares of common stock were reserved for issuance under the Plan. The Company recognizes compensation expense relating to Awards ratably over the requisite service period, which is generally the vesting period.

During the second quarter of 2017, the Company granted the following equity awards to employees, directors and consultants under the 2014 Plan:

•	A total of 2,089,638 time-vested stock options were granted pursuant to the Employment Agreements with Chad Steelberg and Ryan Steelberg, which have an exercise price of $15.00 per share and a three-year vesting period;

•	A total of 1,044,818 performance-based stock options were granted pursuant to the Employment Agreements with Chad Steelberg and Ryan Steelberg, which have an exercise price of $15.00 per share. The performance-based stock option would vest upon the earlier of (a) the first date on which the market capitalization of the Company’s common stock equals or exceeds $400,000 over five consecutive business days, or (b) five years after the IPO; and

•	A total of 666,702 stock options were granted to other employees and directors under the 2014 Plan, which have an exercise price of $15.00 per share and a four-year vesting period.

The Company’s Board of Directors has resolved not to make any further awards under the 2014 Plan following the completion of the Company’s IPO. The 2014 Plan will continue to govern all outstanding awards granted thereunder.

In September 2017, the total performance-based stock options of 1,044,818 issued to Chad Steelberg and Ryan Steelberg vested in full, as the Company’s market capitalization exceeded $400,000 over five consecutive business days. Total stock-based compensation expense of $9,282 was recorded for the performance-based stock options; $343 and $8,939 were recorded in the second and third quarters of 2017, respectively.

In April 2017, the Company’s Board of Directors and stockholders approved and adopted the 2017 Plan, which became effective upon the execution of the underwriting agreement in connection with the Company’s IPO. The 2017 Plan is administered by the compensation committee of the Board of Directors, which determines the recipients and the terms of the awards granted. Under the 2017 Plan, employees, non-employee directors, consultants and advisors may, at the discretion of the plan administrator, be granted options, stock appreciation rights, stock awards and restricted stock units. The Company has initially reserved 2,000,000 shares of its common stock for issuance under the 2017 Plan. The share reserve will increase automatically on the first trading day of January each calendar year, beginning with calendar year 2018, by an amount equal to 3% of the total number of shares of common stock outstanding on the last trading day in December of the immediately preceding calendar year, up to an annual maximum of 750,000 shares.

In the second quarter of 2017, under the 2017 Plan, the Company awarded to members of the Board of Directors 35,576 restricted stock units with a weighted average grant price of $14.76. In the second and third quarters of 2017, under the 2017 Plan, Chad Steelberg received as compensation 10,121 and 2,471 shares of common stock, respectively, as discussed in Note 7. In the third quarter of 2017, the Company granted 199,350 of stock options to employees, which have an exercise price of $8.24 per share and a four-year vesting period. As of September 30, 2017, an aggregate of 1,752,482 shares of common stock were available for future grant under the 2017 Plan.

The Company recognizes compensation expense relating to awards granted under the 2014 and 2017 Plans ratably over the requisite service period, which is generally the vesting period. Expected forfeitures (currently at ten percent) are estimated based on historical and estimated future turnover of the Company’s employees. The Company’s stock-based compensation expense for the year ended December 31, 2016 and 2015, including expense for non-employees and the compensation of the Company’s Chief Executive Officer totaled $1,730 and $127. The Company’s stock-based compensation expense for the nine months ended September 30, 2017 and 2016, including expense for non-employees and the compensation of the Company’s Chief Executive Officer totaled $13,611 (unaudited) and $1,588 (unaudited), respectively. The stock-based compensation expense recognized for the periods presented below was as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2016	2015	2017	2016
			(Unaudited)
Stock-based compensation expense by type of award:
Restricted stock	$151	$54	$629	$78
Common stock awards	1,442	—	250	1,442
Employee stock purchase plan	—	—	24	—
Stock options	137	73	12,708	68

Total	$1,730	$127	$13,611	$1,588

Stock-based compensation expense by operating expense grouping:
Sales and marketing	$71	$80	$276	$51
Research and development	31	20	261	17
General and administrative	1,628	27	13,074	1,520

Total	$1,730	$127	$13,611	$1,588

Restricted Stock

Under the 2014 Plan and 2017 Plan, the Company has granted restricted stock that generally vests over four years from the date of the grant, unless the participant’s service with the Company is terminated earlier. The fair value of the restricted stock grants was the estimated value per share of common stock at the date of grant determined by using both the option-pricing method (OPM) and probability-weighted expected return method (PWERM).

Restricted stock activity for the periods presented was as follows:

	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2014	133,569	$1.50
Granted	108,345	$1.42
Forfeited	(120,696)	$1.43
Vested	(41,568)	$1.50

Unvested at December 31, 2015	79,650	$1.50
Granted	213,940	$4.75
Forfeited	(14,143)	$3.88
Vested	(70,561)	$1.50

Unvested at December 31, 2016	208,886	$4.80
Granted (unaudited)	52,433	$14.79
Forfeited (unaudited)	(22,018)	$8.43
Vested (unaudited)	(78,399)	$7.82

Unvested at September 30, 2017 (unaudited)	160,902	$6.08

At December 31, 2016, total unrecognized compensation cost related to restricted stock was $885. This is expected to be recognized over a period of 3.2 years. At September 30, 2017, total unrecognized compensation cost related to restricted stock was $979 (unaudited), which is expected to be recognized over 2.6 years (unaudited).

Stock Options

Under the 2014 Plan and 2017 Plan, the Company has granted stock options at exercise prices equal to or greater than the fair value of the common stock on the grant date. These options expire ten years after the grant date and generally vest over a period of four years of continuous service following the vesting commencement date of such option, unless the optionee’s continuous service with the Company is terminated earlier, with stock-based compensation expense recognized evenly over the requisite service period.

The fair value for each option granted was determined as of the grant date using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires various assumptions, which are noted in the following table:

	Year Ended December 31, 2016	Year Ended December 31, 2015	Nine Months Ended September 30, 2017 (Unaudited)
Expected terms (in years)	5.58 - 6.08	5.28 - 6.07	5.83 - 6.08
Expected volatility	55.00% - 60.00%	55.00%	65%
Risk-free interest rate	1.30% - 1.72%	1.34% - 2.07%	1.89% - 2.20%
Expected dividend yield	—	—	—

The expected term reflects the application of the simplified method. The simplified method defines the expected term as the average of the contractual term of the options and the vesting period for all tranches. The risk-free rate is based on the implied yield of U.S. Treasury notes as of the grant date with a remaining term approximately equal to the expected life of the award. Estimated volatility reflects historical volatility of the shares of publicly-traded peers of the Company until sufficient information regarding the volatility of the Company’s shares becomes available. Expected forfeitures are estimated based on historical and estimated future turnover of the Company’s employees.

The following is a summary of the Company’s stock option activity:

		Weighted-Average
	Options	Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	588,007	$1.50	9.68 years	$—
Options granted	236,799	$1.50
Options forfeited / cancelled	(190,608)	$1.50

Outstanding at December 31, 2015	634,198	$1.50	8.84 years	$—
Options granted	317,931	$3.82
Options exercised	(51,507)	$1.50
Options forfeited / cancelled	(220,188)	$1.50

Outstanding at December 31, 2016	680,434	$2.27	8.49 years	$3,031
Options Granted (unaudited)	4,000,508	$14.66
Options Exercised (unaudited)	(3,281)	$1.70
Options Forfeited / Cancelled (unaudited)	(115,719)	$8.56

Outstanding at September 30, 2017 (unaudited)	4,561,942	$12.99	8.98 years	$155,197

Exercisable at September 30, 2017 (unaudited)	1,661,125

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s common stock and the average option exercise price multiplied by the number of in-the-money options. At December 31, 2016, total unrecognized compensation expense related to stock options was $570. This is expected to be recognized over a weighted average period of 3.5 years. At September 30, 2017, total unrecognized compensation expense related to stock options was $22,429 (unaudited) and is expected to be recognized over a weighted average period of 2.5 years (unaudited).